AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

June 30, 2021 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 109.4%
Options on Equity Indices - 109.4%
S&P 500 Index	September 2021	$2,185.78	170	$37,158,260	$35,794,194
S&P 500 Mini Index	September 2021	218.61	44	961,884	926,298
Total Options Purchased - Calls				38,120,144	36,720,492
(Cost $21,560,201)

OPTION PURCHASED - PUTS(b) - 4.4%
Options on Equity Indices - 4.4%
S&P 500 Index	September 2021	3,362.72	85	28,583,120	121,698
S&P 500 Index	September 2021	4,371.56	85	37,158,260	1,312,866
S&P 500 Mini Index	September 2021	336.30	22	739,860	3,033
S&P 500 Mini Index	September 2021	437.22	22	961,884	34,050
Total Options Purchased - Puts				67,443,124	1,471,647
(Cost $12,004,442)

Total Investments – 113.8%				105,563,268	38,192,139
(Cost $33,564,643)
Other assets less liabilities – (13.8)%					(4,642,140)
Net Assets – 100.0%					$33,549,999

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

June 30, 2021 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF JUNE 30, 2021

CALL OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	85	$3,910.81	September 2021	$608,120	$33,241,885	$(3,618,654)
S&P 500 Index	85	4,371.56	September 2021	159,908	37,158,260	(627,023)
S&P 500 Mini Index	22	391.08	September 2021	16,670	860,376	(93,661)
S&P 500 Mini Index	22	437.22	September 2021	4,286	961,884	(16,160)
				$788,984	$72,222,405	$(4,355,498)
PUT OPTIONS WRITTEN(a)
		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	170	$2,185.78	September 2021	$904,225	$37,158,260	$(31,740)
S&P 500 Index	85	3,026.45	September 2021	1,779,292	25,724,825	(68,014)
S&P 500 Mini Index	44	218.61	September 2021	10,649	961,884	(822)
S&P 500 Mini Index	22	302.68	September 2021	20,736	665,896	(1,699)
				$2,714,902	$64,510,865	$(102,275)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

June 30, 2021 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board of Trustees (the “Board”) from time to time and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

June 30, 2021 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of June 30, 2021:

AllianzIM U.S. Large Cap Buffer10 Oct ETF

		Level 1	Level 2		Level 3	Total
Assets
Options Purchased - Calls	$	−	$36,720,492	$	−	$36,720,492
Options Purchased - Puts		−	1,471,647		−	1,471,647
Total Assets	$	−	$38,192,139	$	−	$38,192,139
Liabilities
Call Options Written	$	−	$(4,355,498)	$	−	$(4,355,498)
Put Options Written		−	(102,275)		−	(102,275)
Total Liabilities	$	−	$(4,457,773)	$	−	$(4,457,773)